Revenue - Schedule of Disaggregated Revenue by Primary Geographic Areas (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregated revenue by principal geographic areas [line items]
Revenue		€ 28,306	€ 26,797	€ 27,563
Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		25,129	23,241	21,653
Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		585	468	435
Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		3,324	3,268	3,023
Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	5,366	5,567	5,370
Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		13,750	11,961	10,844
Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	2,104	1,977	1,981
Discontinued operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		3,177	3,549	3,567
Discontinued operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue			7	€ 2,343
Europe Materials [Member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		8,494	8,042
Europe Materials [Member] | Continuing operations [member] | Republic of Ireland [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		585	468
Europe Materials [Member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		3,107	3,045
Europe Materials [Member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	4,328	4,098
Europe Materials [Member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	474	431
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		10,385	8,951
Americas Materials [member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		9,207	7,896
Americas Materials [member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	1,178	1,055
Building Products [Member] | Continuing operations [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		6,250	6,248
Building Products [Member] | Continuing operations [member] | United Kingdom [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		217	223
Building Products [Member] | Continuing operations [member] | Rest of Europe [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[1]	1,038	1,469
Building Products [Member] | Continuing operations [member] | United States [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue		4,543	4,065
Building Products [Member] | Continuing operations [member] | Rest of World [member]
Disaggregated revenue by principal geographic areas [line items]
Revenue	[2]	€ 452	€ 491

[1]	The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Hungary, Luxembourg, Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.
[2]	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.